Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Hierarchy of Financial Assets and Liabilities

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis as of December 31, 2011, according to the valuation techniques the Company used to determine their fair values:

Fair Value Measurement as of December 31, 2011
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Intangible assets	$—	$—	$—
Goodwill	—	—	—

	$—	$—	$—

	Fair Value Measurement as of December 31, 2010
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Intangible assets	$—	$—	$822,958
Goodwill	—	—	—

	$—	$—	$822,958

Fair Value Assets Accounted for Recurring Basis

The following table is a reconciliation of the beginning and ending balances for assets that were accounted for at fair value on a recurring basis using Level 3 inputs as defined above for the year ended December 31, 2010:

Derivative Financial Instruments
Beginning balance, December 31, 2009	$1
Realized and unrealized losses included in net loss	150,557,529
Realized and unrealized losses included in other comprehensive loss	—
Purchases, sales, issuances and settlements	73,123,016
Reclassification to equity	(223,680,546)

Ending balance, December 31, 2010	$—